Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Notes to Consolidated Financial Statements [Abstract]
Schedule of Income before Income Tax Domestic and Foreign [Table Text Block]	The sources of income from continuing operations before income taxes are:

(dollars in millions)	2018	2017	2016
United States	$3,630	$2,990	$2,534
Foreign	4,650	4,773	4,599
	$8,280	$7,763	$7,133

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The income tax expense (benefit) for the years ended December 31, 2018, 2017 and 2016 consisted of the following components:

(dollars in millions)	2018	2017	2016
Current:
United States:
Federal	$442	$1,577	$30
State	211	64	(21)
Foreign	1,238	1,140	1,290
	1,891	2,781	1,299
Future:
United States:
Federal	57	(27)	318
State	62	84	134
Foreign	616	5	(54)
	735	62	398
Income tax expense	$2,626	$2,843	$1,697
Attributable to items credited (charged) to equity	$501	$(128)	$(299)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Differences between effective income tax rates and the statutory U.S. federal income tax rate are as follows:

	2018	2017	2016
Statutory U.S. federal income tax rate	21.0%	35.0%	35.0%
Tax on international activities	0.9%	(6.4)%	(8.1)%
Tax audit settlements	—%	(0.7)%	(2.9)%
U.S. tax reform	9.0%	8.9%	—
Other	0.8%	(0.2)%	(0.2)%
Effective income tax rate	31.7%	36.6%	23.8%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effects of temporary differences and tax carryforwards which gave rise to future income tax benefits and payables at December 31, 2018 and 2017 are as follows:

(dollars in millions)	2018	2017
Future income tax benefits:
Insurance and employee benefits	$1,154	$928
Other asset basis differences	1,013	798
Other liability basis differences	1,482	1,158
Tax loss carryforwards	583	544
Tax credit carryforwards	1,050	948
Valuation allowances	(605)	(582)
	$4,677	$3,794
Future income taxes payable:
Intangible assets	$4,462	$2,100
Other asset basis differences	2,159	1,315
Other items, net	123	411
	$6,744	$3,826

Summary Of Tax Credit Carryforwards [Table Text Block]
At December 31, 2018, tax credit carryforwards, principally state and foreign, and tax loss carryforwards, principally state and foreign, were as follows:

(dollars in millions)	Tax Credit Carryforwards	Tax Loss Carryforwards
Expiration period:
2019-2023	$32	$286
2024-2028	33	189
2029-2038	354	559
Indefinite	631	1,931
Total	$1,050	$2,965

Summary Of Income Tax Contingencies [Table Text Block]
A reconciliation of the beginning and ending amounts of unrecognized tax benefits and interest expense related to unrecognized tax benefits for the years ended December 31, 2018, 2017 and 2016 is as follows:

(dollars in millions)	2018	2017	2016
Balance at January 1	$1,189	$1,086	$1,169
Additions for tax positions related to the current year	192	192	69
Additions for tax positions of prior years	344	73	167
Reductions for tax positions of prior years	(91)	(91)	(61)
Settlements	(15)	(71)	(258)
Balance at December 31	$1,619	$1,189	$1,086
Gross interest expense related to unrecognized tax benefits	$37	$34	$41
Total accrued interest balance at December 31	$255	$215	$185